Impairment Testing (After Tax Discount Rate) (Details)	12 Months Ended
Dec. 31, 2019
Industrial Products [Member]
Discount Rates After Tax [Line Items]
Breakeven nominal after-tax discount rate	22.80%
Potash [Member]
Discount Rates After Tax [Line Items]
Breakeven nominal after-tax discount rate	13.20%
Phosphate Solutions [Member]
Discount Rates After Tax [Line Items]
Breakeven nominal after-tax discount rate	10.60%
Innovative Ag Solutions [Member]
Discount Rates After Tax [Line Items]
Breakeven nominal after-tax discount rate	11.40%